CAPITAL STOCK (Details Narrative) - CAD ($)	Jul. 22, 2021	Mar. 24, 2021	Mar. 04, 2021	Feb. 19, 2021	Nov. 17, 2020	Oct. 02, 2020	Jul. 06, 2021
Statement [Line Items]
Options Exercised, Shares		212,766
Options, Exercise Price		$ 0.47
Proceeds From Exercise Of Options		$ 100,000
Rsus Exercised, Shares Issued							1,000,000
Shares Issued						(157,985)
Code Red
Statement [Line Items]
Shares Issued						9,300,000
Estimated Fair Value Of Shares Issued						$ 1,735,473
Reverse Take-Over Transaction
Statement [Line Items]
Assets Acquired And Liabilities Assumed						$ 63,846
Stock Issued On Reverse Take-over, Shares						9,996,011
Stock Issued On Reverse Take-over, Amount						$ 1,865,356
Options To Purchase Common Stock, Shares Issued						223,276
Options To Purchase Common Stock, Amount Issued						$ 16,030
Transactions Costs						$ 1,817,540
Units Issued						12,032,900
Price Per Unit						$ 0.25
Gross Proceeds From Issuance Of Units						$ 3,008,225
Warrants, Exercise Price						$ 0.40
Warrants, Term						24 months
Finder's Fee, Cash						$ 105,000
Broker Warrants, Shares Issued						$ 420,000
Broker Warrants, Term						two years
Broker Warrants, Exercise Price						$ 0.40
Private Placement
Statement [Line Items]
Units Issued	21,250,000		16,700,000
Price Per Unit	$ 0.40
Gross Proceeds From Issuance Of Units	$ 8,500,000		$ 7,014,000
Warrants, Exercise Price	$ 0.60		$ 0.60
Warrants, Term	24 months		36 months
Warranta Acceleration Right Exercisable, Covenant	If, at any time following the closing of the offering, the daily volume weighted average trading price of the common shares on the Canadian Securities Exchange is greater than $1.00 per common share for the preceding 10 consecutive trading days, the Company shall have the right to accelerate the expiry date of the Warrants to a date that is at least 30 trading days following the date of such written notice and press release (the “Warrant Acceleration Right”).		if, at any time following the date that is four months and one day from the date of the closing of the Offering, the daily volume weighted average trading price of the Company's common shares on the Canadian Securities Exchange is greater than $1.00 for the preceding five consecutive trading days.
Shares Issued	21,250,000		8,350,000	1,190,738	600,000	12,032,900
Private Placement | Underwriters
Statement [Line Items]
Broker Warrants, Shares Issued	$ 1,487,500		$ 1,169,000
Broker Warrants, Term	36 months		36 months
Broker Warrants, Exercise Price	$ 0.40		$ 0.60
Cash Commission	$ 595,000		$ 490,980
Fee Expense			$ 500,000
Broker Warrants To Purchase Units			1,169,000
Legal And Other Expenses	$ 178,835		$ 159,995
Non-Brokered Private Placement
Statement [Line Items]
Units Issued	21,250,000			2,381,477	600,000
Price Per Unit				$ 0.42	$ 0.25
Gross Proceeds From Issuance Of Units	$ 8,500,000			$ 1,000,220	$ 150,000
Warrants, Exercise Price				$ 0.60	$ 0.40
Warrants, Term				36 months	24 months
Finder's Fee				$ 1,470
Finder Warrants, Shares Issued				166,703
Finder Warrants, Exercise Price				$ 0.60
Finder Warrants, Term				36 months